Cover	Sep. 03, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	ORAGENICS, INC.
Entity Central Index Key	0001174940
Entity Tax Identification Number	59-3410522
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1990 Main Street
Entity Address, Address Line Two	Suite 750
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34236
City Area Code	(813)
Local Phone Number	286-7900
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1990 Main Street
Entity Address, Address Line Two	Suite 750
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34236
Contact Personnel Name	J. Michael Redmond